FINANCIAL INSTRUMENTS FAIR VALUE DISCLOSURES (Details Narrative) $ in Thousands	Dec. 31, 2018 USD ($)
Financial Instruments Fair Value Disclosures Details Narrative Abstract
Level II liability	$ 931,000